Selected Statements of Operations Data (Details) - Schedule of computation of basic and diluted net income (loss) per ordinary share - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Computation Of Basic And Diluted Net Income Loss Per Ordinary Share Abstract
Numerator for basic net loss per Ordinary Share	$ (2,257)	$ (5,263)	$ (3,992)
Share-based compensation granted
Numerator for dilutive net loss per Ordinary Share	$ (2,257)	$ (5,263)	$ (3,992)
Denominator for basic net loss per Ordinary Share - weighted average number of Ordinary Shares (in Shares)	14,525,449	14,124,404	13,927,788
Share-based compensation granted
Denominator for diluted net loss per Ordinary Share - adjusted weighted average number of Ordinary Shares (in Shares)	14,525,449	14,124,404	13,927,788